Interest expense and other finance costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Interest Expense And Other Finance Costs [Abstract]
Interest expense on loans	$ 4,431	$ 2,913
Amortization of loan transaction costs		37
Interest cost on decommissioning liability	647	684
Interest expense and other finance costs	$ 5,078	$ 3,634